Deferred taxes and incomes tax expenses (benefits) - Reconciliation between statuatory and effective tax rate (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Incomes Taxes [Abstract]
Statutory effective tax rate	25.80%	30.60%	30.60%
Permanent difference	(26.50%)	0.00%	0.00%
Tax rate differences with Coincheck Parent	(1.30%)	0.00%	0.00%
Current-year losses for which no deferred tax asset is recognised	(6.00%)	0.00%	0.00%
Non-deductible expenses	0.70%	0.10%	(0.80%)
Others	(0.10%)	0.00%	4.10%
Effective tax rate	(7.40%)	30.70%	33.90%